Net Income (Loss) Per Share - Summary of Potential Ordinary Shares Outstanding Excluded from Computation of Diluted Net income (Loss) Per Ordinary Share (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share	29,676,253	9,907,671	902,655
RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share	272,500	220,781	45,893